Investment in Associate (Tables)	12 Months Ended
Mar. 31, 2020
Investment in Associate [Abstract]
Schedule of investment associate
Investment in associates, April 1, 2018	$681
Additional investment	688
Share of losses in associate	(162)
Investment in associates, March 31, 2019	$1,207
Share of gains in associates	18
Investment in associates, March 31, 2020	$1,225

Schedule of details of the Company's associate
Name	Principal Activity	Place of Incorporation and principal place of business	Voting rights held as at March 31, 2020	Voting rights held as at March 31, 2019
Associate: Stimunity S.A.	Biotechnology	Paris, France	36.4%	36.5%

Schedule of financial information of the associate investment CompanyTableText Block

	March 31,
	2020	2019
	(Unaudited)	(Unaudited)

Current assets	$1.3	$1.1
Non-current assets	—	—

Current liabilities	0.3	0.2
Non-current liabilities	0.1	—
Equity	0.9	0.9

Company's share in equity - 36.4% and 36.5%	$0.3	$0.3

Years ended March 31,	2020	2019
	(Unaudited)	(Unaudited)

Revenue	$0.2	$0.2
Loss from operations	$(0.3)	$(0.5)
Net loss	$—	$(0.5)